Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of finance lease costs
Finance lease expenses consist of the following:

		For the Years Ended December 31,
	Classification	2023	2022	2021
			As Restated	As Restated

Finance lease cost
Amortization of leased asset		$-	$11,719	$14,214
Interest on lease liabilities	Other expense - interest expenses	-	577	4,699
Total lease expenses		$-	$12,296	$18,913

Summary of weighted-average remaining term and discount rate related to finance leases
Weighted-average remaining term and discount rate related to finance leases were as follows:

	December 31, 2023	December 31, 2022

Weighted-average remaining term in number of months
Finance leases	-	-
Weighted-average discount rate
Finance leases	-	5.68%

Summary of operating lease expenses
Operating lease expenses consist of the following:

		For the Years Ended December 31,
	Classification	2023	2022	2021

Operating lease cost
Amortization of leased asset		$154,455	$120,053	$119,242
Interest on lease liabilities	Other expense - interest expenses	26,198	26,664	26,932
Total lease expenses		$180,653	$146,717	$146,174

Summary of weighted-average remaining term and discount rate related to operating leases
Weighted-average remaining term and discount rate related to operating leases were as follows:

	As of	As of
	December 31, 2023	December 31, 2022

Weighted-average remaining term in number of months
Operating leases	27.62	17.33
Weighted-average discount rate
Operating leases	4.36%	4.40%

Summary of minimum lease payments in future periods
The following table sets forth the Company’s minimum lease payments in future periods as of December 31, 2023:

Lease payments
Twelve months ending December 31 , 2024	$189,368
Twelve months ending December 31 , 2025	156,219
Twelve months ending December 31 , 2026	149,502
Twelve months ending December 31 , 2027	66,297
Twelve months ending December 31 , 2028	-
Total lease payments	561,386
Less: discount	(42,007)
Present value of lease liabilities	519,379
Current lease liabilities	(169,326)
Noncurrent lease liabilities	$350,053